(Loss) Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Basic and Diluted Loss Per Share

Basic and diluted (loss) earnings per share allocable to common stockholders are computed as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
	(in thousands except per share data)
Net (loss) income	$(20,957)	$(702)	$3,836	$(19,413)
Less: accretion of redeemable convertible preferred stock to redemption value	45	486	326	264
Less: income allocable to participating securities	—	—	3,239	—

(Loss) income allocable to common stockholders	$(21,002)	$(1,188)	$271	$(19,677)

Weighted average shares outstanding	1,434	1,645	1,637	13,212
Basic (loss) earnings per share allocable to common stockholders	$(14.65)	$(0.72)	$0.17	$(1.49)

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
	(in thousands except per share data)
Net (loss) income	$(20,957)	$(702)	$3,836	$(19,413)
Less: accretion of redeemable convertible preferred stock to redemption value	45	486	326	264
Less: income allocable to participating securities	—	—	3,092	—

(Loss) income allocable to common stockholders	$(21,002)	$(1,188)	$418	$(19,677)

Weighted average shares outstanding	1,434	1,645	1,637	13,212
Effect of dilutive securities	—	—	1,004	—

Diluted weighted average shares outstanding	1,434	1,645	2,641	13,212

Diluted (loss) earnings per share allocable to common stockholders	$(14.65)	$(0.72)	$0.16	$(1.49)

Common Stock Equivalents Excluded From Calculation of Diluted Loss Per Share Attributable to Common Stockholders

The redeemable convertible preferred stock numbers shown in the table are on a common stock equivalent basis as a result of the reverse stock split described in Note 13, Subsequent Events:

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
	(in thousands)
Redeemable convertible preferred stock	17,365	20,633	—	—
Stock options	2,795	3,493	—	4,773
Unvested restricted stock	32	22	—	10
Shares issuable under employee stock purchase plan	—	—	—	2

	20,192	24,148	—	4,785